Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue	$ 538,028	$ 465,660	$ 1,562,571	$ 1,386,409	$ 1,822,168	$ 1,707,007	$ 1,656,729
Cost of sales, including costs of warehousing, distribution and occupancy	343,129	302,601	992,908	893,839	1,179,886	1,116,437	1,082,630
Gross profit	194,899	163,059	569,663	492,570	642,282	590,570	574,099
Compensation and related benefits	72,375	69,194	219,011	204,668	273,797	263,046	249,793
Advertising and promotion	12,433	10,854	40,031	40,430	51,707	50,034	55,060
Other selling, general and administrative	26,629	24,313	84,530	75,276	100,687	96,619	98,903
Foreign currency (gain) loss	225	(92)	106	(149)	(296)	(155)	733
Strategic alternative costs	637		12,999		3,981
Operating income	82,600	58,790	212,986	172,345	212,406	181,026	169,610
Interest expense, net (Note 12)	10,418	16,296	64,517	49,182	65,376	69,940	83,000
Income before income taxes	72,182	42,494	148,469	123,163	147,030	111,086	86,610
Income tax expense (Note 5)	23,519	15,825	53,879	45,422	50,463	41,562	31,952
Net income					96,567	69,524	54,658
Income per share - Basic and Diluted:
Net income					96,567	69,524	54,658
Preferred stock dividends		(5,213)	(4,726)	(15,261)	(20,606)	(18,667)	(16,861)
Net income available to common shareholders	$ 48,663	$ 21,456	$ 89,864	$ 62,480	$ 75,961	$ 50,857	$ 37,797
Earnings per share:
Basic (in dollars per share)	$ 0.47	$ 0.25	$ 0.91	$ 0.72	$ 0.87	$ 0.58	$ 0.43
Diluted (in dollars per share)	$ 0.45	$ 0.24	$ 0.89	$ 0.70	$ 0.85	$ 0.58	$ 0.43
Weighted average common shares outstanding:
Basic (in shares)	104,390	87,357	98,223	87,350	87,339	87,421	87,761
Diluted (in shares)	107,351	88,374	100,858	88,644	88,917	87,859	87,787